SCHEDULE OF SHARE OPTIONS (Details) - $ / shares			12 Months Ended
	Nov. 30, 2022	Jun. 06, 2022	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Number of options, Beginning balance			25,500,000
Exercise period				January 28, 2021 to January 27, 2026
New share options granted under the scheme				25,500,000
Exercised	(3,882,308)	(2,038,462)	(15,822,308)
Forfeited/expired/cancelled
Number of options, Ending balance			9,677,692	25,500,000
Weighted Average Exercise Price Outstanding			$ 0.65
Weighted Average Remaining Contractual Life in Years			3 years 29 days